INVESTMENT SUB-ADVISORY AGREEMENT

THIS AGREEMENT made as of this 29th day of December, 2017 by and among Destra Wolverine Asset Subsidiary, a Cayman Islands exempted company (the “Company”), Destra Capital Advisors LLC, a Delaware limited liability company (the “Adviser”), a registered investment adviser with the Securities and Exchange Commission (“SEC”), and Wolverine Asset Management, LLC, an Illinois limited liability company and a registered investment adviser with the SEC (the “Sub-Adviser”).

WHEREAS, the Company is a wholly-owned subsidiary of the Destra Wolverine Dynamic Asset Fund (the “Fund”), a series of Destra Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”);

WHEREAS, the Company has retained the Adviser to serve as the investment adviser for the Company pursuant to an Investment Management Agreement between the Adviser and the Company (as such agreement may be modified from time to time, the “Management Agreement”);

WHEREAS, the Management Agreement provides that the Adviser may, subject to the initial and periodic approvals required under Section 15 of the 1940 Act, appoint a sub-adviser at its own cost and expense for the purpose of furnishing certain services required under the Management Agreement;

WHEREAS, the purpose of the Company is to facilitate the implementation of the Fund’s investment strategies, particularly, with respect to commodity-related derivative instruments and commodity futures; and

WHEREAS, the Company and the Adviser desire to retain the Sub-Adviser to furnish investment advisory services for the Company’s investment portfolio, upon the terms and conditions hereafter set forth.

NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereto agree as follows:

1.    Appointment. The Company and the Adviser hereby appoint the Sub-Adviser to provide certain sub-investment advisory services to the Company for the period and on the terms set forth in this Agreement. The Sub-Adviser accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided. The Sub-Adviser shall, for all purposes herein provided, be deemed an independent contractor and, unless otherwise expressly provided or authorized, including by the terms of this Agreement, shall have no authority to act for nor represent the Company, Trust, Fund or Adviser in any way, nor otherwise be deemed an agent of the Company, Trust, Fund or Adviser.

2.    Services to Be Performed. Subject always to the supervision of the Board of Directors of the Company and the Adviser, the Sub-Adviser will act as sub-adviser for, and manage on a discretionary basis the investment and reinvestment of the portfolio investments of the Company furnish an investment program in respect of, make investment decisions for, and place all orders for the purchase and sale of the Company’s portfolio investments, all on behalf of the Company and as described in the Fund’s registration statement on Form N-1A (File No. 811-22417) (the “Registration Statement”) as the same may thereafter be amended from time to time and communicated by the Company or the Adviser to the Sub-Adviser in writing. In the performance of its duties, the Sub-Adviser will in all material respects (a) monitor the Company’s investments, and (b) comply with (i) the provisions of the Company’s Memorandum of Association and Articles of Association, as such may be amended from time to time (the “Charter Document”), as amended from time to time and communicated by the Company or the Adviser to the Sub-Adviser in writing, (ii) the stated investment objectives, policies and restrictions of the Company as such objectives, policies and restrictions may subsequently be changed by the Company’s Board of Directors and communicated by the Company or Adviser to the Sub-Adviser in writing at least 90 days in advance of such changes becoming effective, or as soon as practicable, and (iii) all applicable laws and the regulations, including the applicable provisions of the laws of the Cayman Islands and the United States, including the Investment Advisers Act of 1940, as amended, and to the extent required, the 1940 Act, the Commodity Exchange Act, as amended, and the Internal Revenue Code of 1986, as amended. The Company or Adviser has provided the Sub-Adviser with current copies of the Company’s Charter Document, the Fund’s prospectus and statement of additional information and any amendments thereto, and any objectives, policies or limitations not appearing therein as they may be relevant to the Sub-Adviser’s performance under this Agreement.

The Sub-Adviser is authorized, in the name of the Company, to place orders for execution of transactions hereunder with or through any broker, dealer, futures commission merchant, bank or any other agent or counterparty that the Sub-Adviser may select, subject to the approval of the Adviser, which may not be unreasonably withheld. The Sub-Adviser shall negotiate and may execute all futures agreements, options agreements, ISDA Master Agreements, Credit Support Annexes and other contracts and agreements related to derivatives transactions and holdings of the Company, subject to the approval of the Adviser, which may not be unreasonably withheld. The Company and the Adviser shall cooperate with the Sub-Adviser in setting up and maintaining brokerage accounts, futures accounts and other accounts the Sub-Adviser deems advisable to allow for the purchase or sale of various forms of securities and other instruments pursuant to this Agreement.

Sub-Adviser is authorized to select the brokers or dealers that will execute the purchases and sales of portfolio investments for the Company and is directed to use its commercially reasonable efforts to obtain best execution, taking into account all appropriate factors, including price, dealer spread or commission, size and difficulty of the transaction and research or brokerage services provided by a broker or dealer in accordance with the provisions of Section 28(e) under the Securities and Exchange Act of 1934, as amended. Subject to approval by the Company’s Board of Directors and compliance with the policies and procedures adopted by the Board of Directors for the Company and to the extent permitted by and in conformance with applicable law, the Sub-Adviser may select brokers or dealers affiliated with the Sub-Adviser. It is understood that the Sub-Adviser will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Company, or be in breach of any obligation owing to the Company under this Agreement, or otherwise, solely by reason of its having caused the Company to pay a member of a securities exchange, a broker or a dealer a commission for effecting a portfolio transaction for the Company in excess of the amount of commission another member of an exchange, broker or dealer would have charged if the Sub-Adviser determined in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such member, broker or dealer, viewed in terms of that particular transaction or the Sub-Adviser’s overall responsibilities with respect to its accounts, including the Company, as to which it exercises investment discretion.

In addition, Sub-Adviser may aggregate purchase and sale orders of securities or other assets placed with respect to the assets of the Company with similar orders being made simultaneously for other accounts managed by Sub-Adviser or its affiliates, if in Sub-Adviser’s reasonable judgment such aggregation is consistent with seeking best execution in accordance with the terms hereof. In the event that a purchase or sale of an asset of the Company occurs as part of any aggregate sale or purchase orders, the objective of Sub-Adviser and any of its affiliates involved in such transaction shall be to allocate the securities so purchased or sold, as well as expenses incurred in the transaction, among the Company and other accounts in an equitable manner. Nevertheless, the Company, Fund and Adviser acknowledge that under some circumstances, such allocation may adversely affect the Company with respect to the price or size of the assets and securities positions obtainable or salable. Whenever the Company and one or more other investment advisory clients of Sub-Adviser have available funds for investment, investments suitable and appropriate for each will be allocated in a manner believed by Sub-Adviser to be equitable to each, although such allocation may result in a delay in one or more client accounts being fully invested that would not occur if such an allocation were not made. Moreover, it is possible that due to differing investment objectives or for other reasons, Sub-Adviser and its affiliates may purchase assets or securities of an issuer for one client and at approximately the same time recommend selling or sell the same or similar types of assets or securities for another client.

The Sub-Adviser will not arrange purchases or sales of portfolio investments between the Company and other accounts advised by the Sub-Adviser or its affiliates unless (a) such purchases or sales are in accordance with applicable law and the Company’s policies and procedures, (b) the Sub-Adviser determines the purchase or sale is in the best interests of the Company, and (c) the Company’s Board of Directors has approved these types of transactions.

The Company may adopt policies and procedures that modify or restrict the Sub-Adviser’s authority regarding the execution of the Company’s portfolio transactions provided herein provided that such policies and procedures are communicated by the Company or the Adviser to the Sub-Adviser in writing at least 90 days in advance of such changes becoming effective, or as soon as practicable.

The Sub-Adviser will communicate to the officers and directors of the Company such information relating to transactions for the Company as they may reasonably request. In no instance will portfolio investments be purchased from or sold to the Adviser, the Sub-Adviser or any affiliated person of the Company, the Adviser, or the Sub-Adviser, except as may be permitted under the 1940 Act or rules adopted thereunder as if the Company were required to be registered under the 1940 Act.

The Sub-Adviser further agrees that it:

(a)    will conform in all material respects to all applicable rules and regulations of the SEC and comply in all material respects with all policies and procedures adopted by the Company’s Board of Directors and the Trust’s Board of Trustees, and communicated to the Sub-Adviser in writing and, in addition, will conduct its activities under this Agreement in all material respects in accordance with any applicable law and regulations of any governmental authority pertaining to its investment advisory activities;

(b)    will report to the Adviser, the Company’s Board of Directors and the Trust’s Board of Trustees on a quarterly basis and will make appropriate persons available for the purpose of reviewing with representatives of the Adviser, the Company’s Board of Directors and the Trust’s Board of Trustees on a regular basis at such times as the Adviser, the Company’s Board of Directors or the Trust’s Board of Trustees may reasonably request in writing regarding the management of the Company, including, without limitation, review of the general investment strategies of the Company, the performance of the Company’s investment portfolio in relation to relevant standard industry indices and general conditions affecting the marketplace and will provide various other reports from time to time as reasonably requested by the Adviser, the Company’s Board of Directors or the Trust’s Board of Trustees; and

(c)    will prepare and maintain such books and records with respect to the Company’s securities, assets and other transactions for the Company’s investment portfolio as required for registered investment advisers under applicable law or as otherwise reasonably requested by the Adviser and will prepare and furnish the Adviser, Company’s Board of Directors and Trust’s Board of Trustees such periodic and special reports as the Adviser, Company’s Board of Directors and Trust’s Board of Trustees may reasonably request. The Sub-Adviser further agrees that all records that it maintains for the Company are the property of the Company and the Sub-Adviser will surrender promptly to the Company or promptly destroy any such records upon the reasonable request of the Adviser or the Company (provided, however, that the Sub-Adviser shall be permitted to retain copies thereof); and shall be permitted to retain originals (with copies to the Company) to the extent required under Rule 204-2 of the Investment Advisers Act of 1940, as amended, the Sub-Adviser’s internal recordkeeping policies and procedures, or other applicable law.

3.      Expenses. During the term of this Agreement, the Sub-Adviser will pay all of its own operating expenses incurred by it in connection with providing the sub-advisory services under this Agreement, excluding, without limitation, the expenses of the Company (including the cost of securities and other assets purchased for the Company and brokerage commissions, if any, incurred in the purchase or sale thereof as well as any consulting fees or legal expenses incurred by the Sub-Adviser in connection with its management of the Company). The Company will pay all expenses of its organization, operation and business not specifically assumed or agreed to be paid by the Sub-Adviser hereunder.

4.      Additional Sub-Advisers. Subject to obtaining the initial and periodic approvals, which may be required under Section 15 of the 1940 Act, and the approval of the Adviser, the Sub-Adviser may retain one or more additional sub-advisers at the Sub-Adviser’s own cost and expense for the purpose of furnishing one or more of the services described in Section 2 hereof with respect to the Company. Retention of a sub-adviser hereunder shall in no way reduce the responsibilities or obligations of the Sub-Adviser under this Agreement and the Sub-Adviser shall be responsible to the Company for all acts or omissions of any sub-adviser in connection with the performance of the Sub-Adviser’s duties hereunder.

5.      Compensation. For the services provided and the expenses assumed pursuant to this Agreement, the Adviser shall not pay compensation to the Sub-Adviser; rather, the Sub-Adviser will be compensated by the Adviser in accordance with Section 6 of that certain Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser dated December 29, 2017 (the “Sub-Advisory Agreement”).

6.      Services to Others. The Company, Trust and Adviser acknowledge that the Sub-Adviser now acts, or may in the future act, as an investment adviser to other managed accounts and as investment adviser or sub-investment adviser to one or more other investment companies that are not a series of the Fund. In addition, the Company, Trust and Adviser acknowledge that the persons employed by the Sub-Adviser to assist in the Sub-Adviser’s duties under this Agreement will not devote their full time to such efforts. It is also agreed that the Sub-Adviser may use any supplemental research obtained for the benefit of the Company in providing investment advice to its other investment advisory accounts and for managing its own accounts.

7.      Limitation of Liability and Indemnification.

(a)    The Sub-Adviser shall not be liable for, and the Company, Trust, Fund and Adviser will not take any action against the Sub-Adviser to hold the Sub-Adviser liable for, any breach hereof, error of judgment or mistake of law or for any loss suffered by the Company, Trust, Fund or Adviser (including, without limitation, by reason of the purchase, sale or retention of any security or other asset) in connection with the performance of the Sub-Adviser’s duties under this Agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance of its duties under this Agreement, or by reason of its reckless disregard of its obligations and duties under this Agreement.

(b)    To the fullest extent permitted by applicable law, the Company, Trust, Fund and Adviser, severally and jointly, shall indemnify the Sub-Adviser, its affiliates and the officers, directors, employees and agents of the Sub-Adviser and its affiliates (each an “indemnitee”) against any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit relating to the Company, Fund or the Adviser and not resulting from the willful misfeasance, bad faith, negligence, or reckless disregard of any indemnitee in the performance of the obligations and duties of any indemnitee’s office. The federal and state securities laws impose liabilities under certain circumstances on persons who act in good faith, and therefore nothing in this Agreement will waive or limit any rights that the

Company, Fund or the Adviser may have under those laws. An indemnitee will not confess any claim or settle or make any compromise in any instance in which the Company, Fund or the Adviser will be asked to provide indemnification, except with the Company’s and the Adviser’s prior written consent. Any amounts payable by the Company under this section shall be satisfied only against the assets of the Company and not against the other assets in the Fund and the assets of any other investment series of the Trust.

(c)    Promptly after receipt by an indemnitee of notice of any claim for which indemnification would be sought, the indemnitee shall notify the indemnifying party thereof in writing. If indemnification rights are claimed pursuant to this section, all the indemnitees shall retain one counsel and such counsel shall be approved in advance by the Company. In addition, if any such claim or action shall be brought against an indemnitee or indemnitees, the indemnifying party shall be entitled to participate therein and, to the extent that it wishes, to assume the defense thereof with counsel reasonably satisfactory to the indemnitee or indemnitees. After notice from the indemnifying party to the indemnitee or indemnitees of its election to assume the defense of such claim or action, the indemnifying party shall not be liable to the indemnitee or indemnitees under this section for any legal or other expenses subsequently incurred by the indemnitee or indemnitees in connection with the defense thereof other than reasonable costs of investigation.

(d)    Any indemnification made in accordance with this section shall not prevent the recovery from any indemnitee of any amount if the indemnitee subsequently is determined in a final judicial decision on the merits in any action, suit, investigation or proceeding involving the liability or expense that gave rise to the indemnification to be liable to the Company or the Fund (or to the Adviser) by reason of willful misfeasance, bad faith, negligence, or reckless disregard of the duties involved in the conduct of the indemnitee’s office.

(e)    The rights of indemnification provided in this section shall not be exclusive of or affect any other rights to which any person may be entitled by contract or otherwise under law. Nothing contained in this section shall affect the power of the Company to purchase and maintain liability insurance on behalf of any indemnitee.

8.      Term; Termination; Amendment. This Agreement shall become effective with respect to the Company on the Sub-Advisory Agreement becomes effective, or on such other date as the Adviser and the Sub-Adviser shall mutually agree, provided that it has been approved in the manner required by the 1940 Act, and shall remain in full force until the two-year anniversary of the date of its effectiveness unless sooner terminated as hereinafter provided. This Agreement shall continue in force from year to year thereafter, but only as long as such continuance is specifically approved for the Company least annually in the manner required by the 1940 Act and the rules and regulations thereunder as if the Company were required to be registered under the 1940 Act; provided, however, that if the continuation of this Agreement is not approved for the Company, the Sub-Adviser may continue to serve in such capacity for the Company in the manner and to the extent permitted by the 1940 Act and the rules and regulations thereunder as if the Company were required to be registered under the 1940 Act.

This Agreement shall automatically terminate in the event of its assignment and may be terminated by the Adviser or the Sub-Adviser at any time without the payment of any penalty by the Adviser or the Sub-Adviser upon 60 days’ written notice to the other parties. This Agreement may also be terminated by the Company by action of the Company’s Board of Directors or by a vote of a majority of the outstanding voting securities of the Company upon 60 days’ written notice to the Sub-Adviser by the Company without payment of any penalty.

The terms “assignment” and “vote of a majority of the outstanding voting securities” shall have the meanings set forth in the 1940 Act and the rules and regulations thereunder.

Termination of this Agreement shall not affect the right of the Sub-Adviser to receive payments on any unpaid balance of the compensation described in Section 6 earned prior to such termination and for any additional period during which the Sub-Adviser serves as such for the Company, subject to applicable law.

9.    Compliance Certification. From time to time as requested by the Company, Trust, Fund or Adviser, the Sub-Adviser shall provide such certifications with respect to Rule 38a-1 under the Investment Company Act of 1940, as amended, as are reasonably requested by the Company, Trust, Fund or Adviser. In addition, the Sub-Adviser will, from time to time, provide a written assessment of its compliance program in conformity with current industry standards that is reasonably acceptable to the Fund and Company to enable the Fund and/or Company to fulfill its obligations under Rule 38a-1 of the Investment Company Act of 1940, as amended.

10.  Notice. Any notice under this Agreement shall be sufficient in all respects if given in writing and delivered by commercial courier providing proof of delivery and addressed as follows or addressed to such other person or address as such party may designate for receipt of such notice.

If to the Adviser or the Trust:	If to the Sub-Adviser:

Destra Capital Advisors LLC One North Wacker Drive, 48th Floor Chicago, Illinois 60606 If by facsimile: (312) -	Wolverine Asset Management, LLC 175 W. Jackson Blvd., Suite 340 Chicago, Illinois 60604 Attn: Legal Department If by facsimile: (312) 884-4645

If to the Company

Destra Wolverine Asset Subsidiary c/o Destra Capital Advisors LLC One North Wacker Drive, 48th Floor Chicago, Illinois 60606 If by facsimile: (312) -

11.    Miscellaneous. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. This Agreement will be binding upon and shall inure to the benefit of the parties hereto and their respective successors.

12.    Applicable Law. This Agreement shall be construed in accordance with applicable federal law and the laws of the State of Illinois.

13.    CFTC. The Sub-Adviser will commence managing the account of the Company as an exempt account under CFTC Rule 4.7 and provides the following advisory in connection therewith:

PURSUANT TO AN EXEMPTION FROM THE COMMODITY FUTURES TRADING COMMISSION IN CONNECTION WITH ACCOUNTS OF QUALIFIED ELIGIBLE PERSONS, THIS BROCHURE OR ACCOUNT DOCUMENT IS NOT REQUIRED TO BE, AND HAS NOT BEEN, FILED WITH THE COMMISSION. THE COMMODITY FUTURES TRADING COMMISSION DOES NOT PASS UPON THE MERITS OF PARTICIPATING IN A TRADING PROGRAM OR UPON THE ADEQUACY OR ACCURACY OF COMMODITY TRADING ADVISOR DISCLOSURE. CONSEQUENTLY, THE COMMODITY FUTURES TRADING COMMISSION HAS NOT REVIEWED OR APPROVED THIS TRADING PROGRAM OR THIS BROCHURE OR THIS ACCOUNT DOCUMENT.

The Company consents to its account being an exempt account under CFTC Rule 4.7.

14.    Amendment, Etc. This Agreement may only be amended, or its provisions modified or waived, in a writing signed by the party against which such amendment, modification or waiver is sought to be enforced.

15.    Authority. Each party represents to the others that it is duly authorized and fully empowered to execute, deliver and perform this Agreement. The Trust represents that engagement of the Sub-Adviser has been duly authorized by the Trust and it shareholders (to the extent required by the 1940 Act) in accordance with the provisions of Section 15 thereof, and the rules or exemptive orders of the SEC, and is in accordance with the Trust’s Declaration of Trust and other governing documents of the Trust.

16.    Severability. Each provision of this Agreement is intended to be severable from the others so that if any provision or term hereof is illegal or invalid for any reason whatsoever, such illegality or invalidity shall not affect the validity of the remaining provisions and terms hereof; provided, however, that the provision governing compensation as described in Section 5 is not severable.

17.    Entire Agreement. This Agreement constitutes the sole and entire agreement of the parties hereto with respect to the subject matter expressly set forth herein.

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SIGNATURE PAGE FOLLOWS.]

IN WITNESS WHEREOF, the Fund, the Adviser and the Sub-Adviser have caused this Agreement to be executed by its duly authorized officer as of the day and year first above written.

DESTRA CAPITAL ADVISORS LLC

By:	/s/ Robert A. Watson
Title: President

DESTRA WOLVERINE ASSET SUBSIDIARY

By:	/s/ Robert A. Watson
Title: President

WOLVERINE ASSET MANAGEMENT, LLC

By:	/s/ Kenneth Nadal
Title: Chief Operating Officer